GENERAL AND ADMINISTRATIVE EXPENSES - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries and benefits	$ 11,041	$ 12,157
Share-based compensation	12,814	13,371
Consulting and professional fees	2,391	3,036
Travel expense	1,100	1,044
Depreciation and amortization	460	194
Other expenses	3,123	3,139
General and administrative expense	$ 30,929	$ 32,941